Fair Value Of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Assets:
	Trading securities	$209	$-	$-
	Available-for-sale securities:		-	-
	Corporate debentures	13,457
	US government or government
	Agencies' debentures	2,700	-	-
	Fair value of embedded
	currency conversion
	derivatives	-	1,139	-
	Total at June 30, 2012	$16,366	$1,139	$-
Liabilities:
	Fair value of embedded
	currency conversion
	derivatives at June 30,2012	$-	$2,000	$-

Assets and liabilities measured at fair value at December 31, 2011 are summarized below:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Available-for-sale securities:	$1,666	$-	$-
Corporate debentures
US government or government	14,239	-	-
Agency's debentures
Fair value of embedded
currency conversion
derivatives	2,859	-	-
Total at December 31, 2011	-	797	-
	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives at December 31, 2011	$-	$1,970	$-

Schedule Of Gross Unrealized Losses On Investment Securities

At June 30, 2012	Total
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	$(65)	$5,003
US Agencies' debentures	(1)	196
Total at June 30, 2012	$(66)	$5,199

At December 31, 2011	Total
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
Total at December 31, 2011	$(199)	$7,685